SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Current	$ 4,793	$ 6,324	$ 7,710
Non-current			6,709
Total		$ 6,324	$ 14,419	$ 23,131